Financial Instruments and Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments and Management of Financial Risks [Abstract]
Schedule of classification of financial assets and financial liabilities
	December 31,	December 31,
	2017	2016
	US Dollars	US Dollars

Financial assets
Cash and cash equivalents	37,934	18,996
Prepaid expenses and receivables	12,153	3,968
	50,087	22,964
Financial liabilities
Trade accounts Payables	50,989	5,874
Related Party loans	181,607	194,900
Accrued liabilities	64,704	14,965
	297,300	215,739

Schedule of linkage term of financial liabilities
	Linked to USD	Linked to NIS	Total
December 31, 2017
Financial liabilities at depreciated cost	12,000	285,300	297,300
	12,000	285,300	297,300

December 31, 2016
Financial liabilities at depreciated cost	7,025	208,714	215,739
	7,025	208,714	215,739